INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Accrued interest and penalties	$ 0	$ 0
Unrecognized tax benefits	0	0
Foreign
INCOME TAXES
Net operating loss carryforwards	38,400	32,900
Domestic
INCOME TAXES
Net operating loss carryforwards	5,400	3,300
State and local
INCOME TAXES
Net operating loss carryforwards	$ 1,800	$ 3,300